Note 5 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
5.	Cash and cash equivalents

	As of December 31,
	2025	2024
Cash on hand	$5,555	$6,795
Checking accounts	-	61,475
Demand deposits	100,274,335	21,130,931
Cash in brokerage accounts	4,498,033	-
Time deposits	52,634	16,273,100
	104,830,557	37,472,301
Restricted deposits (Refer to Note 7 and 35)	(5,298,442)	(15,773,099)
	$99,532,115	$21,699,202

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)

As of December 31, 2025 and 2024, range of interest rate of time deposits was 1.38%~1.64% and 0.00%~18.00%, respectively. Some of time and demand deposits provided as guarantees and with maturity over three months were reclassified as “restricted deposits – current.” Refer to Note 7 for further details.